Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ 95	$ (25)	$ 24	$ 1
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	(30)	16	5	15
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(3)	(2)	(7)	2
Gains/(losses) on hedged items	3	2	7	(2)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)		(2)	(1)	(3)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	3	13	2	20
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(20)	16	(34)	22
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	7	4	4	6
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ 71	$ (97)	$ 24	$ (114)